Subsequent Events - Narrative (Details) - USD ($)	Nov. 13, 2024	Oct. 28, 2024	Sep. 30, 2024	Dec. 31, 2023	Jun. 05, 2023	Apr. 18, 2023	Dec. 31, 2022
Subsequent Events
Common stock, par value (in dollars per share)			$ 0.01	$ 0.01			$ 0.01
Securities purchase agreement
Subsequent Events
Common stock, par value (in dollars per share)					$ 34.50	$ 49.50
Subsequent Events | Securities purchase agreement
Subsequent Events
Sale of stock, consideration received per transaction		$ 300,000
Subsequent Events | Secured Promissory Note
Subsequent Events
Principal amount	$ 3,000,000.00
Interest rate (in percent)	14.00%
Subsequent Events | Common Class A | Securities purchase agreement
Subsequent Events
Sale of stock, number of shares issued in transaction (in shares)		90,910
Common stock, par value (in dollars per share)		$ 0.01
Sale of stock, price per share (in dollars per share)		$ 3.30